                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2007
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Wohl Capital Management
            ------------------------------------------
Address:     2180 Sand Hill Road #400
            ------------------------------------------
             Menlo Park, CA 94025
            ------------------------------------------


 Form 13F File Number:     28-11704
                       ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Wohl
          --------------------------------------------
Title:     Portfolio Manger
          --------------------------------------------
Phone:     (650) 230-1020
          --------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Daniel Wohl                   CA                      February 14, 2008
---------------------      ----------------------------      -----------------
    [Signature]                  [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        None
                                              -----------------------

Form 13F Information Table Entry Total:                     9
                                              -----------------------

Form 13F Information Table Value Total:         $12,230,798.43
                                              -----------------------
                                                    (thousands)

                           FORM 13F INFORMATION TABLE

Column 1                           Column 2   Column 3  Column 4            Column 5        Column 6   Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                  Title of    Cusip       Value         Shr/Prn   SH   PUT   Investment   Other
Name Of Issuer                     Class      Number     [x$1000]        Amount   PRN  CALL  Discretion  Managers  Sole Shared Other
------------------------------------------------------------------------------------------------------------------------------------
ANTARES PHARMA INC                 COMM      036642106   1,066,730.00  1,088,500.00 SH       Sole                                  Y
FULL HOUSE RESORTS INC             COMM      359678109     407,472.80    145,526.00 SH       Sole                                  Y
K V PHARMACEUTICAL CO CL A         COMM      482740206   1,855,100.00     65,000.00 SH       Sole                                  Y
NTR ACQUISITION CO                 COMM      629415100     617,500.00     65,000.00 SH       Sole                                  Y
NTR ACQ CO UNIT 1 COM & 1 WT EXP   EQUN      629415209     792,540.00     74,000.00 SH       Sole                                  Y
PENFORD CORP                       COMM      707051108   3,123,157.14    122,046.00 SH       Sole                                  Y
QUESTCOR PHAR INC                  COMM      74835Y101   2,977,320.00    516,000.00 SH       Sole                                  Y
SPAN AMER MEDICAL SYS INC          COMM      846396109     676,100.49     59,779.00 SH       Sole                                  Y
UNIVERSAL PWR GROUP INC COM        COMM      913788105     714,878.00    176,950.00 SH       Sole                                  Y

                                                        12,230,798.43